Regulatory Assets and Liabilities, Additional Disclosures (Details) $ in Thousands				1 Months Ended							2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 20, 2016 USD ($)	Nov. 01, 2016 USD ($)	Jun. 18, 2014 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 31, 2013 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2011 USD ($) Locks	Dec. 31, 2009 USD ($)	Oct. 31, 2016 USD ($)	Feb. 01, 2016 USD ($)	May 31, 2013 USD ($)	Feb. 28, 2011 USD ($)	Sep. 21, 2009 USD ($)	Apr. 30, 2009
Regulatory Assets and Liabilities [Line Items]
Derecognized fair value adjustment and debt issuance costs related to debt redemption											$ 19,800
Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Assets				$ 285,737		$ 298,806					285,737	$ 285,737	$ 285,737	$ 298,806
Net retail portion of franchise taxes paid													(2,573)	1,500	$ (5,522)
Increase (Decrease) in deferred fuel costs													7,215	(9,899)	11,558
Treasury Lock [Member] | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Number of Interest Rate Derivatives Held | Locks																	2
Gain (Loss) on Sale of Derivatives																	$ 26,800
Interest Rate Swap [Member] | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Gain (Loss) on Sale of Derivatives															$ 3,300
PPA true-up | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Amount recovered above the actual PPA capacity costs				0		312					0	0	$ 0	312
PPA true-up | Evangeline Power Purchase Agreement [Member] | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Noncurrent Asset, Amortization Period													12 months
Amount recovered above the actual PPA capacity costs																$ 600
Mining costs | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Noncurrent Asset, Amortization Period													11 years 6 months
Regulatory Assets				6,372		8,921					6,372	6,372	$ 6,372	8,921
Postretirement costs (1) | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Noncurrent Asset, Amortization Period													10 years
Regulatory Assets				145,268		150,274					145,268	145,268	$ 145,268	150,274
Tree trimming costs | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Noncurrent Asset, Amortization Period													3 years 6 months
Anticipated removal costs												20,800
Public Utilities, Approved Amount										$ 8,000
Regulatory Assets				5,549		6,318					5,549	5,549	$ 5,549	6,318
Anticipated removal costs to be expensed												4,000
Anticipated amount of removal costs to be deferred and recovered												5,900
Training costs | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Noncurrent Asset, Amortization Period													50 years
Regulatory Assets				6,708		6,863					6,708	6,708	$ 6,708	6,863
Surcredits, net (2) | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Noncurrent Asset, Amortization Period													4 years
Withdrawal from restricted storm reserve								$ 4,000
Regulatory Assets				5,876		9,661					5,876	5,876	$ 5,876	9,661
Amended lignite mining agreement contingency (1) | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Ownership interest (in hundredths)																								50.00%
Payments to Acquire Businesses, Gross																		$ 25,700
Percentage of loans and lease payments guaranteed by Cleco Power (in hundredths)																		50.00%
Liability recognized for guarantee of loan and lease payments																		$ 3,800
Regulatory Assets				0		3,781					0	0	0	3,781
AMI deferred revenue requirement | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Assets				4,772		5,318					4,772	4,772	$ 4,772	5,318
AMI deferred revenue requirement | Maximum [Member] | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Noncurrent Asset, Amortization Period													11 years
Regulatory Assets																						$ 20,000
Production operations and maintenance expenses | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Noncurrent Asset, Amortization Period													3 years
Increase (Decrease) in Other Regulatory Assets				7,300		1,800	$ 7,700		$ 8,500
Regulatory Assets				13,999		12,436					13,999	13,999	$ 13,999	12,436									$ 25,600
Production operations and maintenance expenses | Maximum [Member] | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Assets																							$ 23,000
Utilities Operating Expense, Maintenance and Operations			$ 45,000
Acquisition costs or Transaction costs | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Noncurrent Asset, Amortization Period													30 years
Regulatory Assets				2,442		2,548					2,442	2,442	$ 2,442	2,548
Acquisition costs or Transaction costs | Natural Gas Processing Plant [Member] | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Noncurrent Asset, Amortization Period													35 years
Regulatory Assets				999		1,030					999	999	$ 999	1,030
Financing costs | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Assets				8,663		9,032					8,663	8,663	$ 8,663	9,032
Financing costs | Treasury Lock [Member] | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Assets																	$ 7,400
Financing costs | Interest Rate Swap [Member] | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Assets																					$ 2,900
Biomass costs | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Noncurrent Asset, Amortization Period													5 years
Regulatory Assets				18		50					18	18	$ 18	50
MISO integration costs | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Noncurrent Asset, Amortization Period													4 years
Regulatory Assets				1,404		2,340					1,404	1,404	$ 1,404	2,340
Corporate franchise tax Retail portion | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Net retail portion of franchise taxes paid													$ 2,500	1,700
Corporate franchise tax | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Noncurrent Asset, Amortization Period													12 months
Regulatory Assets				1,308		373					1,308	1,308	$ 1,308	373
Acadia FRP true-up | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Noncurrent Asset, Amortization Period													12 months
Public Utilities, Approved Amount																58,300
Regulatory Assets				0		377					0	0	$ 0	377		$ 800
MATS costs [Member] | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Assets				4,270		0					4,270	4,270	4,270	0
Other | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Assets				710		357					710	710	710	357
Fuel and purchased power | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Assets				20,787		$ 12,910					$ 20,787	$ 20,787	$ 20,787	$ 12,910
Percentage of total fuel cost regulated by the LPSC (in hundredths)													75.00%
Increase (Decrease) in deferred fuel costs													$ 7,900
Increase (Decrease) in the mark-to-market value of FTRs													(3,600)
Deferred Fuel Costs, surcharge adjustment, environmental expenses, and timing of collections [Member] | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Increase (Decrease) in deferred fuel costs													$ 11,500
Approved Removal Costs Deferral [Member] | Tree trimming costs | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Maximum amount of costs approved to expend and defer																			$ 10,900
Approved MATS Recovery [Member] | MATS costs [Member] | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Noncurrent Asset, Amortization Period													3 years
Regulatory Assets																				$ 7,100
Approved recovery [Member] | Other | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Noncurrent Asset, Amortization Period													3 years
Cleco Power's solid waste disposal facility bonds, 4.70%, due 2036, callable after November 1, 2016 [Member] | Unsecured Debt [Member] | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Extinguishment of Debt, Amount		$ 60,000			$ 60,000
Cleco Power's senior notes, 6.65%, due 2018 [Member] | Unsecured Debt [Member] | Cleco Power [Member]
Regulatory Assets and Liabilities [Line Items]
Extinguishment of Debt, Amount	$ 250,000			$ 250,000